14. Loans, Debentures, and Finance Leases (Details 5) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
Debenture 1
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Face value	R$ 10,000
Final maturity	16-Nov-17
Payment of the face value	Lump sum at final maturity
Interest	107.9% of CDI
Payment of interest	Semiannually
Reprice	Not applicable
Debenture 2
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Face value	R$ 10,000
Final maturity	20-Dec-18
Payment of the face value	Lump sum at final maturity
Interest	107.9% of CDI
Payment of interest	Semiannually
Reprice	Not applicable
Debenture 3
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Face value	R$ 10,000
Final maturity	16-Mar-18
Payment of the face value	Lump sum at final maturity
Interest	108.25% of CDI
Payment of interest	Semiannually
Reprice	Not applicable
Debenture 4
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Face value	R$ 1,000,000
Final maturity	25-May-21
Payment of the face value	Annual as from May 2019
Interest	105.0% of CDI
Payment of interest	Semiannually
Reprice	Not applicable
Debenture 5
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Face value	R$ 1,000
Final maturity	18-Apr-22
Payment of the face value	Lump sum at final maturity
Interest	95% of CDI
Payment of interest	Semiannually
Reprice	Not applicable
Debenture 6
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Face value	R$ 1,000
Final maturity	15-Apr-24
Payment of the face value	Lump sum at final maturity
Interest	IPCA + 4.7%
Payment of interest	Annually
Reprice	Not applicable
Debenture 7
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Face value	R$ 1,000
Final maturity	28-Jul-22
Payment of the face value	Annual as from July 2021
Interest	105.0% of CDI
Payment of interest	Annually
Reprice	Not applicable
Debenture 8
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Face value	R$ 1,000
Final maturity	24-Oct-22
Payment of the face value	Lump sum at final maturity
Interest	95% of CDI
Payment of interest	Semiannually
Reprice	Not applicable
Debenture 9
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Face value	R$ 1,000
Final maturity	24-Oct-24
Payment of the face value	Lump sum at final maturity
Interest	IPCA + 4.33%
Payment of interest	Annually
Reprice	Not applicable